SEGMENT REPORTING (Summary of Information By Business Segments) (Details)) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
SEGMENT REPORTING [Line Items]
Revenue	$ 100,443		$ 64,525		$ 71,187
Cost of revenue	(61,353)		(42,141)		(45,146)
Gross profit	39,090		22,384		26,041
Unallocated operating expenses	(33,862)		(33,258)		(31,747)
Unallocated non-operating income, net	1,894		1,445		1,856
Net(loss)/income before income taxes and equity in (loss)/gain of an equity investee	7,122		(9,429)		(3,850)
Video processor business segment [Member] | External customers [Member]
SEGMENT REPORTING [Line Items]
Revenue	15,359		20,735		53,435
Video surveillance solution business [Member] | External customers [Member]
SEGMENT REPORTING [Line Items]
Revenue	28,845		21,654		16,896
Operating segment [Member] | Video processor business segment [Member]
SEGMENT REPORTING [Line Items]
Revenue	16,905		22,078		53,435
Cost of revenue	(7,966)		(14,242)		(30,603)
Gross profit	8,939		7,836		22,832
Operating segment [Member] | Video surveillance solution business [Member]
SEGMENT REPORTING [Line Items]
Revenue	85,084		43,791		17,760
Cost of revenue	(54,933)		(29,243)		(14,551)
Gross profit	30,151		14,548		3,209
Intersegment elimination [Member]
SEGMENT REPORTING [Line Items]
Revenue	(1,546)	[1]	(1,344)	[2]	(8)	[3]
Cost of revenue	1,546	[1]	1,344	[2]	8	[3]
Gross profit		[1]		[2]		[3]

[1]	The intersegment eliminations represented products sold between Vimicro Tianjin and Vimicro China in the year ended December 31, 2014. Video processor business and video surveillance solution business segment revenues have been impacted by intersegment transactions that are eliminated in consolidation.
[2]	The intersegment eliminations represented products sold between Vimicro Tianjin and Vimicro China in the year ended December 31, 2013. Video processor business and video surveillance solution business segment revenues have been impacted by intersegment transactions that are eliminated in consolidation.
[3]	The intersegment eliminations represented products sold between Vimicro Tianjin and Vimicro China in the year ended December 31, 2012. Video surveillance solution business segment revenues have been impacted by intersegment transactions that are eliminated in consolidation.